Financial statements preparation - Impact of the adoption of AASB 9 (Details) - AUD ($) $ in Millions	6 Months Ended
	Mar. 31, 2019	Oct. 01, 2018	Sep. 30, 2018	Mar. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Loans	$ 714,297		$ 709,690	$ 701,393
Provisions for expected credit losses/Provisions for impairment charges
Disclosure of detailed information about financial instruments [line items]
Financial assets		$ 4,044	3,053
Loans	(3,637)		(2,814)	(2,913)
Loans
Disclosure of detailed information about financial instruments [line items]
Provisions for impairment			2,814	2,913
Loans | Provisions for expected credit losses/Provisions for impairment charges
Disclosure of detailed information about financial instruments [line items]
Financial assets	(3,637)	3,696	2,814
Credit commitments
Disclosure of detailed information about financial instruments [line items]
Provisions for impairment			239	$ 252
Credit commitments | Provisions for expected credit losses/Provisions for impairment charges
Disclosure of detailed information about financial instruments [line items]
Financial assets	(348)	337	239
Debt securities | Provisions for expected credit losses/Provisions for impairment charges
Disclosure of detailed information about financial instruments [line items]
Financial assets	(12)		(11)
Debt securities | FVOCI | Provisions for expected credit losses/Provisions for impairment charges
Disclosure of detailed information about financial instruments [line items]
Financial assets	(2)	2	(2)
Debt securities | Amortised cost | Provisions for expected credit losses/Provisions for impairment charges
Disclosure of detailed information about financial instruments [line items]
Financial assets	(10)	9	(9)
AASB 9
Disclosure of detailed information about financial instruments [line items]
Financial assets			864,584
AASB 9 | FVIS
Disclosure of detailed information about financial instruments [line items]
Financial assets			57,560
Loans	56
AASB 9 | FVOCI
Disclosure of detailed information about financial instruments [line items]
Financial assets			60,033
AASB 9 | FVOCI | Provisions for expected credit losses/Provisions for impairment charges
Disclosure of detailed information about financial instruments [line items]
Financial assets		2
AASB 9 | Amortised cost
Disclosure of detailed information about financial instruments [line items]
Financial assets			746,991
AASB 9 | Amortised cost | Provisions for expected credit losses/Provisions for impairment charges
Disclosure of detailed information about financial instruments [line items]
Financial assets		989
AASB 9 | Loans
Disclosure of detailed information about financial instruments [line items]
Financial assets			709,690
AASB 9 | Loans | FVIS
Disclosure of detailed information about financial instruments [line items]
Financial assets			602
AASB 9 | Loans | Amortised cost
Disclosure of detailed information about financial instruments [line items]
Financial assets			$ 709,088
AASB 9 | Loans | Amortised cost | Provisions for expected credit losses/Provisions for impairment charges
Disclosure of detailed information about financial instruments [line items]
Financial assets		882
AASB 9 | Credit commitments | Amortised cost | Provisions for expected credit losses/Provisions for impairment charges
Disclosure of detailed information about financial instruments [line items]
Financial assets		98
AASB 9 | Debt securities
Disclosure of detailed information about financial instruments [line items]
Available-for-sale financial assets to reclassify to amortised cost	811
AASB 9 | Debt securities | FVOCI | Provisions for expected credit losses/Provisions for impairment charges
Disclosure of detailed information about financial instruments [line items]
Financial assets		2
AASB 9 | Debt securities | Amortised cost | Provisions for expected credit losses/Provisions for impairment charges
Disclosure of detailed information about financial instruments [line items]
Financial assets		$ 9
AASB 9 | Equity securities | FVIS
Disclosure of detailed information about financial instruments [line items]
Available-for-sale financial assets to reclassify to amortised cost	275
AASB 9 | Equity securities | FVOCI
Disclosure of detailed information about financial instruments [line items]
Available-for-sale financial assets to reclassify to amortised cost	$ 109